INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Finished goods	203	165
Work in progress	321	347
Raw materials	106	112
Stores and supplies	74	67
Inventories write down	(34)	(31)
Total inventories	670	660